Fair value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Total [Member]
Assets:
Total
Liabilities, and stockholder's deficit
Fair value of equity instrument	32,711	29,985
Convertible debt, net of beneficial conversion feature		5,989
Total	32,711	35,974
Level 1 [Member]
Assets:
Total
Liabilities, and stockholder's deficit
Fair value of equity instrument	32,711	29,985
Convertible debt, net of beneficial conversion feature		5,989
Total	32,711	35,974
Level 2 [Member]
Assets:
Total
Liabilities, and stockholder's deficit
Fair value of equity instrument
Convertible debt, net of beneficial conversion feature
Total
Level 3 [Member]
Assets:
Total
Liabilities, and stockholder's deficit
Fair value of equity instrument
Convertible debt, net of beneficial conversion feature
Total